Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayment and other current assets
The following is a summary of prepayment and other current assets:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred expenses for learning services	20,267	48,185
Deferred charges	2,879	12,472
Prepayment for promotion fees	5,892	20,777
Prepayment for value-added taxes	4,894	18,034
Interest receivable	4,200	6,252
Prepaid insurance fee for directors and officers	—	5,568
Others	5,939	9,603
Total	44,071	120,891